Provisions - Undrawn Credit Lines - Outstanding Exposures (Details) - Undrawn credit lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 7,769,325	$ 7,240,406
Net change on exposures	329,925	601,223
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(228,990)	(72,304)
Exposure as at ending of period	7,870,260	7,769,325
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	1,279,611	1,199,593
Net change on exposures	(182,381)	111,426
Transfer to Stage 1	162,455	130,936
Transfer to Stage 2	(118,673)	(166,795)
Transfer to Stage 3	(57)	(120)
Foreign exchange adjustments	(5,837)	4,571
Exposure as at ending of period	1,135,118	1,279,611
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	5,512,504	5,086,210
Net change on exposures	668,090	621,021
Transfer to Stage 1	1,058,685	491,857
Transfer to Stage 2	(593,536)	(561,588)
Transfer to Stage 3	(1,970)	(1,928)
Foreign exchange adjustments	(209,625)	(123,068)
Exposure as at ending of period	6,434,148	5,512,504
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	178,586	147,053
Net change on exposures	(50,111)	(5,449)
Transfer to Stage 1	(162,453)	(130,926)
Transfer to Stage 2	118,848	166,892
Transfer to Stage 3	(365)	(217)
Foreign exchange adjustments	(1,047)	1,233
Exposure as at ending of period	83,458	178,586
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	786,663	794,449
Net change on exposures	(96,818)	(114,834)
Transfer to Stage 1	(1,058,572)	(488,237)
Transfer to Stage 2	598,413	563,941
Transfer to Stage 3	(9,938)	(13,476)
Foreign exchange adjustments	(12,102)	44,820
Exposure as at ending of period	207,646	786,663
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	328	411
Net change on exposures	(204)	(326)
Transfer to Stage 1	(2)	(11)
Transfer to Stage 2	(175)	(97)
Transfer to Stage 3	422	337
Foreign exchange adjustments	(10)	14
Exposure as at ending of period	359	328
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	11,633	12,690
Net change on exposures	(8,651)	(10,615)
Transfer to Stage 1	(113)	(3,619)
Transfer to Stage 2	(4,877)	(2,353)
Transfer to Stage 3	11,908	15,404
Foreign exchange adjustments	(369)	126
Exposure as at ending of period	$ 9,531	$ 11,633